Voyage expenses and vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Voyage expenses:
Commissions	$ 7,278	$ 4,189	$ 3,612
Bunkers	716	5,368	7,300
Port expenses	74	2,246	1,819
Other	2,479	410	414
Total	10,547	12,213	13,145
Vessel operating expenses:
Crew costs and related costs	32,308	24,317	19,283
Insurance expense	5,333	3,740	2,830
Spares, repairs, maintenance and other expenses	8,098	5,700	3,555
Stores and lubricants	6,349	5,107	3,457
Management fees (Note 5)	9,550	6,780	5,301
Other operating expenses	3,265	2,862	1,419
Total	$ 64,903	$ 48,506	$ 35,845